Revenue (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of disaggregation of revenue from contracts with customers [line items]
Contracts with customers	$ 6,443	$ 6,990
Leasing	430	314
Total revenue	6,873	7,304
Capital equipment
Disclosure of disaggregation of revenue from contracts with customers [line items]
Contracts with customers	3,150	4,581
Total revenue	3,150	4,581
Recurring - non-capital
Disclosure of disaggregation of revenue from contracts with customers [line items]
Contracts with customers	3,293	2,409
Leasing	430	314
Total revenue	$ 3,723	$ 2,723